Notes receivable from employees and related parties (Details Narrative) - 12 months ended Dec. 31, 2022 - Employee	USD ($) shares	CHF (SFr)
Defined Benefit Plan Disclosure [Line Items]
Notes receivable	$ 66,872	SFr 61,818
Interest rate	0.50%
Options pledged	60,000